S000004361 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	281 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
iBoxx USD Liquid Investment Grade Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	(0.67%)	3.33%
iShares iBoxx $ Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	(0.78%)	3.19%
Performance Inception Date				Jul. 22, 2002
iShares iBoxx $ Investment Grade Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	(2.26%)	1.72%
iShares iBoxx $ Investment Grade Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	(1.23%)	1.81%